Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized (in shares)	60,000,000	60,000,000	60,000,000
Preferred stock, issued (in shares)	33,835	14,000	0
Preferred stock, outstanding (in shares)	33,835	14,000	0
Preferred stock, liquidation value	$ 40,312,000	$ 16,205,500	$ 0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized (in shares)	300,000,000	300,000,000	300,000,000
Common stock, issued (in shares)	1,545,920	1,258,460	648,384
Common stock, outstanding (in shares)	1,545,920	1,258,460	648,384